Goodwill And Intangibles, Net - Summary of Expected Amortization Expense of The Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Remainder of 2021	$ 21,085
2022	41,278
2023	39,504
2024	38,305
2025	37,900
Thereafter	411,428
Net Carrying Amount	$ 589,500	$ 226,355